UNITED STATES,,,,,,,,,,,,
SECURITIES AND EXCHANGE COMMISSION,,,,,,,,,,,,
WASHINGTON D.C. 20549,,,,,,,,,,,,
FORM 13F,,,,,,,,,,,,
FORM 13F COVER PAGE,,,,,,,,,,,,
"Report for the calendar Year or Quarter Ended: September 30, 2012",,,,,,,,,,,, ,,,,,,,,,,,,
Check here if Amendment [ ]; Amendment Number: ________,,,,,,,,,,,,
This Amendment (Check only one.),[ ]  is a restatement,,,,,,,,,,,
,[ ] adds new holdings entries,,,,,,,,,,,
,,,,,,,,,,,,
Institutional Investment Manager Filing this Report:,,,,,,,,,,,,
Name:,"Argyll Research, LLC",,,,,,,,,,,
Address:,2711 Centerville Road,,,,,,,,,,,
 ,Suite 400,,,,,,,,,,,
 ,"Wilmington, Delaware  19808-1646",,,,,,,,,,,
13F File Number:,,,,,,,,,,,,
,,,,,,,,,,,,
The institutional investment manager filing this report and the person by,,,,,,, whom it is signed hereby represent that the person signing the report,,,,,,,,,,, "is authorized to submit it, that all information contained herein is true,",,,, "correct and complete, and that it is understood that all required items,",,,,,, "statements, schedules, lists, and tables, are considered integral parts",,,,,,, of this submission.,,,,,,,,,,,,
,,,,,,,,,,,,
Person Signing this Report on Behalf of Reporting Manager:,,,,,,,,,,,, ,,,,,,,,,,,,
Name:,Brian Davis,,,,,,,,,,,
Title,Manager,,,,,,,,,,,
Phone:,(302) 382-7844,,,,,,,,,,,
"Signature, Place, and Date of Signing:",,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,Brian Davis,,,,,,,,,,,
,"Wilmington, Delaware",,,,,,,,,,,
,"November 14, 2012",,,,,,,,,,,
,,,,,,,,,,,,
Report type (Check only one.):,,,,,,,,,,,,
[X]    13F HOLDINGS REPORT,,,,,,,,,,,,
[ ]    13F NOTICE,,,,,,,,,,,,
[ ]    13F COMBINATION REPORT,,,,,,,,,,,,
,,,,,,,,,,,,
List of Other Managers Reporting for this Manager:,,,,,,,,,,,,
Form 13F File Number        Name,,,,,,,,,,,,
NONE,,,,,,,,,,,,
,,,,,,,,,,,,
FORM 13F SUMMARY PAGE,,,,,,,,,,,,
Report Summary:,,,,,,,,,,,,
Number of Other Included Managers:,, 0 ,,,,,,,,,,
Form 13F Information Table Entry Total:,, 6 ,,,,,,,,,,
Form 13F Information Table Value Total:,," 185,714 ",,,,,,,,,,
List of Other Included Managers:,,,,,,,,,,,,
NONE,,,,,,,,,,,,
,,,,,,,,,,,,
FORM 13F INFORMATION TABLE,,,,,,,,,,,,
,,,VALUE,SHRS OR,, SH/,PUT/,INVSTMT,OTHER,VOTING AUTHORITY,, ISSUER,CLASS,CUSIP,(x$1000),PRN AMT,, PRN,CALL,DSCRETN,MANAGERS,SOLE,SHARED,NONE
BUCKEYE PARTNERS,UNIT LTD PART,118230101,20624,430000, ,SH,,SOLE, ,430000,0,0
ENERGY TRANSFER PRTS,UNT LTD PART,29273R109,38929,880550, ,SH,,SOLE, ,880550,0,0
KINDER MORGAN,UNIT LTD PART,494550106,2971,36000, ,SH,,SOLE, ,36000,0,0
MARKWEST ENERGY PTN,UNIT LTD PART,570759100,3677,67576, ,SH,,SOLE, ,67576,0,0
PLAINS ALL AM PIPE,UNT LTD PTN,726503105,80261,910000, ,SH,,SOLE, ,910000,0,0
TC PIPELINES LP,UNIT LTD PART,87233Q108,39252,869302, ,SH,,SOLE, ,869302,0,0
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